Acquisitions and Divestitures - Narrative (Details) € in Millions									3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 12, 2022 shares	Mar. 14, 2022 USD ($)	Feb. 09, 2022 USD ($)	Feb. 09, 2022 EUR (€)	Jun. 11, 2021 USD ($) item	Jun. 10, 2021 USD ($) shares	Jan. 15, 2021 USD ($) item shares	Jan. 08, 2021 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2022 USD ($) shares	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2022	Mar. 31, 2022	Mar. 07, 2022	Sep. 15, 2021	Jun. 30, 2021	Apr. 21, 2021	Apr. 20, 2021	Mar. 31, 2021	Mar. 03, 2021	Jun. 30, 2019	Dec. 31, 2018 USD ($)
Acquisitions and Divestitures
Conditional tender offer costs			$ 60,300,000	€ 52.5
Amortization expense relating to intangible assets									$ 1,700,000	$ 1,700,000	$ 4,300,000	$ 4,200,000	$ 5,500,000	$ 5,200,000	$ 2,100,000
Gross profit									(659,000)	3,951,000	850,000	23,698,000	23,228,000	2,057,000	43,108,000
Contingent consideration									868,000		868,000		999,000	899,000
Change in fair value of contingent consideration											(131,000)	(7,006,000)	(9,600,000)	(5,503,000)	5,094,000
Goodwill									68,711,000		68,711,000		16,161,000	705,000	$ 31,654,000											$ 705,000
Transaction costs									$ 0.0		$ 400,000		3,800,000
Subsequent Event
Acquisitions and Divestitures
Conditional tender offer costs			60,300,000	52.5
Energica
Acquisitions and Divestitures
Equity method investment, ownership percentage																			20.00%
Conditional tender offer costs			$ 60,300,000	€ 52.5
Equity method investment, ownership percentage threshold																		90.00%
Energica | Forecast | Subsequent Event
Acquisitions and Divestitures
Equity method investment, ownership percentage									72.40%		72.40%
Energica | Forecast | Subsequent Event | Energica Founders
Acquisitions and Divestitures
Equity method investment, ownership percentage									27.60%		27.60%
Energica Motor Company, Inc.
Acquisitions and Divestitures
Equity method investment, ownership percentage																			20.00%					20.00%
Equity method investment, ownership percentage threshold																		90.00%
Energica Motor Company, Inc. | Subsequent Event
Acquisitions and Divestitures
Equity method investment, ownership percentage threshold																		90.00%
Energica Motor Company, Inc. | Forecast | Subsequent Event
Acquisitions and Divestitures
Equity method investment, ownership percentage																72.40%	70.00%
Energica Motor Company, Inc. | Forecast | Subsequent Event | Energica Founders
Acquisitions and Divestitures
Equity method investment, ownership percentage																	29.00%
Equity method investment, ownership percentage threshold																27.60%
Previously Reported
Acquisitions and Divestitures
Gross profit										4,528,000		24,671,000
Goodwill														$ 1,165,000
Grapevine Logic, Inc. ("Grapevine")
Acquisitions and Divestitures
Percentage of ownership interest																				100.00%		100.00%			100.00%
FNL Technologies
Acquisitions and Divestitures
Percentage of ownership interest									29.00%		29.00%										29.00%	29.00%
Seven Stars Energy Ptd. Ltd.
Acquisitions and Divestitures
Percentage of ownership interest			51.00%	51.00%
Seven Stars Energy Ptd. Ltd. | Subsequent Event
Acquisitions and Divestitures
Percentage of ownership interest			51.00%	51.00%
Seven Starts Energy Pte. Ltd | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Acquisitions and Divestitures
Loss on disposal											$ 500,000
Grapevine Logic, Inc. ("Grapevine") | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Acquisitions and Divestitures
Loss on disposal											1,200,000
Energica
Acquisitions and Divestitures
Cash paid at closing, including working capital estimates		$ 58,140,000
Purchase price on cash		2,000,000.0
Amortization expense relating to intangible assets									$ 1,000,000.0		2,400,000
Revenue									4,200,000		8,800,000
Net (loss) income										(3,700,000)		(8,800,000)
Purchase price		105,101,000
Goodwill		$ 58,643,000
Tax deductible goodwill									0		0
Transaction costs									0.0		700,000
Timios Holdings Corp
Acquisitions and Divestitures
Cash paid at closing, including working capital estimates								$ 46,576,000
Percentage of voting equity interests acquired								100.00%
Purchase price, net of cash acquired								$ 40,000,000.0
Cash acquired from acquisition								6,500,000
Escrow trust balances								5,100,000
Purchase price								46,576,000
Goodwill								$ 21,824,000
Timios Holdings Corp | Title and escrow services
Acquisitions and Divestitures
Revenue									7,900,000	15,500,000	27,000,000.0	62,400,000	72,700,000
Net (loss) income									(16,400,000)	2,200,000	(3,400,000)	10,600,000	13,600,000
WAVE
Acquisitions and Divestitures
Cash paid at closing, including working capital estimates							$ 15,000,000
Purchase price on cash							$ 15,000,000.0
Revenue									800,000	1,000,000.0	2,000,000.0	5,200,000	7,000,000.0
Net (loss) income									(4,100,000)	(1,200,000)	$ (11,000,000.0)	(3,100,000)	$ 7,200,000
Percentage of voting equity interests acquired							100.00%										100.00%						100.00%
Escrow trust balances							$ 5,000,000.0
Number of common stock issued (in shares) | shares							12,600,000				500,000		500,000
Value of common stock issued							$ 40,000,000.0
Common stock be held back at closing (in shares) | shares							3,600,000
Common shares as contingent consideration as of the acquisition							$ 11,400,000
Number of earnouts | item							3
Payment of additional purchase price							$ 30,000,000.0
Gross profit							10,000,000.0
Purchase price							55,034,000
Goodwill							$ 35,689,000
US Hybrid
Acquisitions and Divestitures
Cash paid at closing, including working capital estimates						$ 30,139,000
Purchase price on cash						$ 30,000,000.0
Revenue									800,000	1,300,000	$ 1,700,000	1,600,000	$ 2,700,000
Net (loss) income									(1,900,000)	(700,000)	(7,300,000)	(800,000)	4,800,000
Percentage of voting equity interests acquired						100.00%
Escrow trust balances						$ 1,000,000.0
Number of common stock issued (in shares) | shares	6,600,000					6,600,000
Value of common stock issued						$ 20,900,000
Common stock be held back at closing (in shares) | shares						6,600,000
Purchase price						$ 51,016,000
Escrow deposit period						90 days
Performance and retention plan amount						$ 16,700,000
Equity interest percentage	100.00%
Contingent consideration													1,000,000.0
Goodwill						42,218,000
US Hybrid | Previously Reported
Acquisitions and Divestitures
Purchase price on cash						30,000,000.0
Purchase price						$ 50,000,000.0
Solectrac
Acquisitions and Divestitures
Cash paid at closing, including working capital estimates					$ 18,025,000
Purchase price on cash					$ 17,700,000
Revenue									3,200,000	200,000	8,100,000	400,000	1,800,000
Net (loss) income									$ (4,500,000)	700,000	$ (10,500,000)	700,000	1,900,000
Percentage of voting equity interests acquired					78.60%
Escrow trust balances					$ 2,000,000.0
Number of earnouts | item					3
Purchase price					$ 24,952,000
Performance and retention plan amount					$ 6,000,000.0
Equity interest percentage					21.40%
Equity ownership percentage					100.00%
Gain on remeasurement of investment					$ 2,900,000								2,900,000
Percent of battery power					100.00%				100.00%		100.00%									100.00%
Contingent consideration					$ 2,400,000				$ 100,000		$ 100,000		100,000
Contingent consideration included in the purchase price allocation					1,600,000
Goodwill					17,714,000
Solectrac | Other Operating Income (Expense)
Acquisitions and Divestitures
Change in fair value of contingent consideration					800,000								1,500,000
Solectrac | Employee Performance And Retention Plan
Acquisitions and Divestitures
Performance and retention plan amount					$ 3,000,000.0
Acquisitions In 2021
Acquisitions and Divestitures
Amortization expense relating to intangible assets									400,000	$ 1,700,000	1,200,000	$ 4,000,000.0	4,900,000
Goodwill									117,400,000		117,400,000		117,400,000
Tax deductible goodwill									$ 0		$ 0		$ 0